Cover	Jul. 18, 2022
Cover [Abstract]
Entity Registrant Name	Healthcare Business Resources Inc.
Entity Central Index Key	0001796949
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 18, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3639946
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56214
Entity Address Address Line 1	718 Thompson Lane
Entity Address Address Line 2	Suite 108-273
Entity Address City Or Town	Nashville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37204
City Area Code	615
Local Phone Number	856-5542